RBC Global Asset Management

RBC Global Equity Funds Prospectus

December 14, 2022

RBC Emerging Markets ex-China Equity Fund

Class A:	RECAX
Class I:	RECIX
Class R6:	RECRX

RBC International Equity Fund

Class A:	RIEAX
Class I:	RIEIX
Class R6:	RIERX

RBC International Small Cap Equity Fund

Class A:	RISSX
Class I:	RISIX
Class R6:	RISRX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved of the Fund shares described in this Prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

RBC®

Table of Contents

Fund Summary
This Prospectus describes the
Emerging Markets ex‑China
Equity Fund, the International Equity Fund, and the International Small Cap Equity Fund (the “Funds” or each a “Fund”) offered by RBC Funds Trust.
Carefully review this important section, which summarizes the Fund’s investment objectives, principal investment strategies and risks, past performance, and fees.
	1 8 15	RBC Emerging Markets ex‑China Equity Fund RBC International Equity Fund RBC International Small Cap Equity Fund

More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks
	22	Investment Objectives
	22	Principal Investment Strategies
	26	Investing for Temporary Defensive Purposes
	26	Principal Risks
	32	Additional Risks

Management
Each Fund is managed by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and is sub‑advised by RBC Global Asset Management (UK) Limited (the “Sub‑Advisor”).	35 37 38	Investment Advisor Investment Sub‑Advisor Portfolio Manager

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	39	Pricing of Fund Shares
	41	Investment Minimums
	42	Additional Policies About Transactions
	46	Instructions for Opening an Account
	47	Instructions for Purchasing and Adding to Your Shares
	48	Automatic Investment Plan
	48	Dividends and Distributions and Directed Dividend Option
	49	Selling Your Shares

Table of Contents

50	Instructions for Selling Shares (Redemptions)
51	Additional Policies on Selling Shares (Redemptions)
54	Exchanging Your Shares
55	Additional Policies on Exchanges
55	Additional Shareholder Services
56	Market Timing and Excessive Trading
58	Disclosure of Portfolio Holdings
59	Distribution Arrangements/Sales Charges
62	Distribution and Service (12b‑1) Fees
62	Shareholder Servicing Plan
62	Dividends, Distributions and Taxes
64	Organizational Structure

Financial Highlights
65

Privacy Policy
71

Back Cover
Where to Learn More About the Fund

Fund Summary	RBC Emerging Markets ex‑China Equity Fund

Investment Objective
The Fund seeks to provide long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial intermediary and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 60 of this Prospectus.

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.80%	0.80%
Distribution and Service (12b‑1) Fee	0.25%	None	None
Other Expenses[2]	0.98%	0.86%	1.03%

Total Annual Fund Operating Expenses	2.03%	1.66%	1.83%
Fee Waiver and/or Expense Reimbursement[3]	(0.90)%	(0.78)%	(0.95)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.13%	0.88%	0.88%

1	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front‑end sales charge was paid.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.13% of the Fund’s average daily net assets for Class A shares, 0.88% for Class I shares and 0.88% for Class R6 shares. This expense limitation agreement is in place until July 31, 2024 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.

Fund Summary	RBC Emerging Markets ex‑China Equity Fund

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$684	$90	$90
Three Years	$1,035	$366	$385
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not experienced any portfolio turnover because as of the date of this prospectus, the Fund has not commenced operations.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
A security is economically tied to an emerging market country (excluding China) if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, or a minimum of 50% of the issuer’s assets are within the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund will consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the MSCI Emerging Markets ex‑China Net Index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.
The Fund will typically invest in 40 to 60 equity securities issued by mid‑ to large-capitalization companies. The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, warrants, rights and initial public offerings. The Fund will be diversified by sector and country within certain ranges of the MSCI Emerging Markets ex‑China Net Index as determined by the Adviser. The

Fund Summary	RBC Emerging Markets ex‑China Equity Fund

Fund may also invest up to 35% of its assets in companies that are not included in the MSCI Emerging Markets ex‑China Net Index.
The Fund may invest in securities denominated in any currency. The investment process of the Fund is primarily based on fundamental research, although the Sub‑Advisor will also consider quantitative and technical factors. The Sub‑Advisor will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company, its business and its outlook. The Sub‑Advisor may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside.
As part of the investment process, the Sub‑Advisor takes environmental, social and governance (“ESG”) factors into account through an integrated approach within the investment team’s fundamental investment analysis framework.
The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of all equity investments, and considers a range of ESG factors including, corporate governance, employee health and safety, human rights, and environmental management. No one factor or consideration is determinative in the investment selection process.
Principal Risks
The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:
Equity Market Risk.    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, including common stocks and preferred stocks, convertible securities, depositary receipts, warrants, rights and initial public offerings, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Foreign Risk.    Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscation of assets and property and other government restrictions, or from problems

Fund Summary	RBC Emerging Markets ex‑China Equity Fund

in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.
Emerging Markets Risk.    The Fund primarily invests in emerging markets. The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging market countries. These risks are not normally associated with investments in more developed countries.
Depositary Receipts Risk. Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un‑sponsored programs. They may be traded in the over‑the‑counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un‑sponsored program, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non‑cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
Currency Risk.    Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the

Fund Summary	RBC Emerging Markets ex‑China Equity Fund

value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
Liquidity Risk.    The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.
Valuation Risk.    The Fund’s assets are composed mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.
Custodial Risk.    The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub‑custodians, in circumstances where the use of such sub‑custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.
Geographic Focus Risk.    The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Large Company Risk.    Large capitalization companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid‑capitalization companies.
Mid-Sized Company Risk.    Stocks of midsized companies may carry greater risks than those of larger companies because midsized companies may have less management experience, competitive strengths and financial resources than larger companies. Midsized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.
Market Risk.    The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
Active Management Risk.    The Fund is actively managed and its performance therefore will reflect in part the Sub‑Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Fund Summary	RBC Emerging Markets ex‑China Equity Fund

New Fund Risk.    The Fund is new with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.
Performance Information
The Fund has not commenced operations as of the date of this prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Once the Fund commences operations, information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1‑800‑422‑2766.
Investment Advisor
RBC Global Asset Management (U.S.) Inc.
Investment Sub‑Advisor
RBC Global Asset Management (UK) Limited
The Sub‑Advisor uses “associated persons” employed by an affiliate in its provision of investment advisory services to the Fund under a “participating affiliate” arrangement.
Portfolio Manager
The following individual is primarily responsible for the day‑to‑day management of the Fund’s portfolio:

•	Philippe Langham, Senior Portfolio Manager and Head, Emerging Market Equities of the Sub‑Advisor, has been the portfolio manager of the Fund since inception.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

Fund Summary	RBC Emerging Markets ex‑China Equity Fund

Purchase and Sale of Fund Shares
You may purchase or redeem (sell) shares of the Fund by phone (1‑800‑422‑2766), by mail (RBC Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The table below provides the Fund’s minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.

Minimum Initial Investment:

Class A	$1,000 ($250 for IRA)

Class I	$250,000 $0 for Qualified Retirement Plans

Class R6	$250,000 for Institutional Investors[1] $0 for Eligible Investors[1]
Minimum Subsequent Investment:

Class A	None

Class I	None

Class R6	None

1	For more information about Institutional Investors and Eligible Investors see “Additional Policies About Transactions” on page 42 in this Prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary	RBC International Equity Fund

Investment Objective
The Fund seeks to provide long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial intermediary and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 60 of this Prospectus.

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.69%	0.69%	0.69%
Distribution and Service (12b‑1) Fee	0.25%	None	None
Other Expenses[2]	1.30%	1.02%	0.99%

Total Annual Fund Operating Expenses	2.24%	1.71%	1.68%
Fee Waiver and/or Expense Reimbursement[3]	(1.20)%	(0.92)%	(0.94)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.04%	0.79%	0.74%

1	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front‑end sales charge was paid.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.04% of the Fund’s average daily net assets for Class A shares, 0.79% for Class I shares and 0.74% for Class R6 shares. This expense limitation agreement is in place until July 31, 2024 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.

Fund Summary	RBC International Equity Fund

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$675	$81	$76
Three Years	$1,049	$353	$340
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not experienced any portfolio turnover because as of the date of this prospectus, the Fund has not commenced operations.
Principal Investment Strategies
The Fund seeks to achieve its investment objective investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. For companies that are organized under the laws of or maintain their principal office in the United States, the Fund will only consider (iii) and (iv) above. The Fund will primarily invest in large capitalization companies.
The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants, rights and initial public offerings. The Fund will be invested in issuers located in at least three countries. The Fund also will be diversified by sector and country within certain ranges of the MSCI EAFE Total Return Net Index as determined by the Adviser. The Fund may also invest up to 35% of its assets in companies that are not included in the MSCI EAFE Total Return Net Index.

Fund Summary	RBC International Equity Fund

The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries.
The investment process of the Fund is primarily based on fundamental research, although the Sub‑Advisor will also consider quantitative and technical factors. The Sub‑Advisor will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company, its business and its outlook. The Sub‑Advisor may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside.
As part of the investment process, the Sub‑Advisor takes environmental, social and governance (“ESG”) factors into account through an integrated approach within the investment team’s fundamental investment analysis framework.
The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of all equity investments, and considers a range of ESG factors including, corporate governance, employee health and safety, human rights, and environmental management. No one factor or consideration is determinative in the investment selection process.
Principal Risks
The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:
Equity Market Risk.    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, including common stocks and preferred stocks, convertible securities, depositary receipts, participation notes, warrants, rights and initial public offerings may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Foreign Risk.    Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscation of assets and property and other government restrictions, or from problems in registration,

Fund Summary	RBC International Equity Fund

settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.
Emerging Markets Risk.    The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging market countries. These risks are not normally associated with investments in more developed countries.
Depositary Receipts Risk.    Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un‑sponsored programs. They may be traded in the over‑the‑counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un‑sponsored program, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non‑cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
Liquidity Risk.    The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Fund Summary	RBC International Equity Fund

Currency Risk.    Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
Valuation Risk.    The Fund’s assets are composed mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.
Custodial Risk.    The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub‑custodians, in circumstances where the use of such sub‑custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.
Geographic Focus Risk.    The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Large Company Risk.    Large capitalization companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid‑capitalization companies.
Market Risk.    The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
Active Management Risk.    The Fund is actively managed and its performance therefore will reflect in part the Sub‑Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.
New Fund Risk.    The Fund is new with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Fund Summary	RBC International Equity Fund

Performance Information
The Fund has not commenced operations as of the date of this prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Once the Fund commences operations, information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1‑800‑422‑2766.
Investment Advisor
RBC Global Asset Management (U.S.) Inc.
Investment Sub‑Advisor
RBC Global Asset Management (UK) Limited
The Sub‑Advisor uses “associated persons” employed by an affiliate in its provision of investment advisory services to the Fund under a “participating affiliate” arrangement.
Portfolio Manager
The following individual is primarily responsible for the day‑to‑day management of the Fund’s portfolio:

•	David Lambert, Senior Portfolio Manager and Head, European Equities, has been the portfolio manager of the Fund since inception.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

Fund Summary	RBC International Equity Fund

Purchase and Sale of Fund Shares
You may purchase or redeem (sell) shares of the Fund by phone (1‑800‑422‑2766), by mail (RBC Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The table below provides the Fund’s minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.

Minimum Initial Investment:

Class A	$1,000 ($250 for IRA)

Class I	$100,000 $0 for Qualified Retirement Plans

Class R6	$250,000 for Institutional Investors[1] $0 for Eligible Investors[1]
Minimum Subsequent Investment:

Class A	None

Class I	None

Class R6	None

1	For more information about Institutional Investors and Eligible Investors see “Additional Policies About Transactions” on page 42 in this Prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary	RBC International Small Cap Equity Fund

Investment Objective
The Fund seeks to provide long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial intermediary and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 60 of this Prospectus.

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.89%	0.89%	0.89%
Distribution and Service (12b‑1) Fee	0.25%	None	None
Other Expenses[2]	1.33%	1.05%	1.02%

Total Annual Fund Operating Expenses	2.47%	1.94%	1.91%
Fee Waiver and/or Expense Reimbursement[3]	(1.23)%	(0.95)%	(0.97)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.24%	0.99%	0.94%

1	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front‑end sales charge was paid.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.24% of the Fund’s average daily net assets for Class A shares, 0.99% for Class I shares and 0.94% for Class R6 shares. This expense limitation agreement is in place until July 31, 2024 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.

Fund Summary	RBC International Small Cap Equity Fund

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$694	$101	$96
Three Years	$1,111	$419	$406
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not experienced any portfolio turnover because as of the date of this prospectus, the Fund has not commenced operations.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund As of October 31, 2022, the market capitalization range of the MSCI ACWI ex USA Small Cap Index was approximately $9.2 million to $11.6 billion. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. For companies that are organized under the laws of or maintain their principal office in the United States, the Fund will only consider (iii) and (iv) above.
The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants and rights. The Fund will invest in at least three countries.

Fund Summary	RBC International Small Cap Equity Fund

The Fund also will be diversified by sector and country within certain ranges of the MSCI ACWI ex‑US Small Cap Index as determined by the Adviser.
The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries.
The investment process of the Fund is primarily based on fundamental research, although the Sub‑Advisor will also consider quantitative and technical factors. The Sub‑Advisor will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company, its business and its outlook. The Sub‑Advisor may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside.
As part of the investment process, the Sub‑Advisor takes environmental, social and governance (“ESG”) factors into account through an integrated approach within the investment team’s fundamental investment analysis framework.
The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of all equity investments, and considers a range of ESG factors including, corporate governance, employee health and safety, human rights, and environmental management. No one factor or consideration is determinative in the investment selection process.
Principal Risks
The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:
Equity Market Risk.    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, including common stocks and preferred stocks, convertible securities, depositary receipts, participation notes, warrants, rights, and initial public offerings may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Foreign Risk.    Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less

Fund Summary	RBC International Small Cap Equity Fund

economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscation of assets and property and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.
Emerging Markets Risk.    The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging market countries. These risks are not normally associated with investments in more developed countries.
Depositary Receipts Risk.    Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un‑sponsored programs. They may be traded in the over‑the‑counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un‑sponsored program, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non‑cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
Geographic Focus Risk.    The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Fund Summary	RBC International Small Cap Equity Fund

Small Company Risk.    The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.
Liquidity Risk.    The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.
Currency Risk.    Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
Valuation Risk.    The Fund’s assets are composed mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.
Custodial Risk.    The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub‑custodians, in circumstances where the use of such sub‑custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.
Market Risk.    The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
Active Management Risk.    The Fund is actively managed and its performance therefore will reflect in part the Sub‑Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Fund Summary	RBC International Small Cap Equity Fund

New Fund Risk.    The Fund is new with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.
Performance Information
The Fund has not commenced operations as of the date of this prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Once the Fund commences operations, information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1‑800‑422‑2766.
Investment Advisor
RBC Global Asset Management (U.S.) Inc.
Investment Sub‑Advisor
RBC Global Asset Management (UK) Limited
The Sub‑Advisor uses “associated persons” employed by an affiliate in its provision of investment advisory services to the Fund under a “participating affiliate” arrangement.
Portfolio Manager
The following individual is primarily responsible for the day‑to‑day management of the Fund’s portfolio:

•	David Lambert, Senior Portfolio Manager and Head, European Equities, has been the portfolio manager of the Fund, has been the portfolio manager of the Fund since inception.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

Fund Summary	RBC International Small Cap Equity Fund

Purchase and Sale of Fund Shares
You may purchase or redeem (sell) shares of the Fund by phone (1‑800‑422‑2766), by mail (RBC Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The table below provides the Fund’s minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.

Minimum Initial Investment:

Class A	$1,000 ($250 for IRA)

Class I	$100,000 $0 for Qualified Retirement Plans

Class R6	$250,000 for Institutional Investors[1] $0 for Eligible Investors[1]
Minimum Subsequent Investment:

Class A	None

Class I	None

Class R6	None

1	For more information about Institutional Investors and Eligible Investors see “Additional Policies About Transactions” on page 42 in this Prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

Investment Objectives
Each Fund’s investment objective described in the “Fund Summary” section of this Prospectus is non‑fundamental and may be changed by the Board of Trustees (“Board”) without shareholder approval.
Principal Investment Strategies
The information below describes in greater detail each Fund’s principal investment strategies. Each Fund will provide shareholders with at least 60 days’ prior notice of any changes in its 80% policy. A full discussion of all permissible investments can be found in the Funds’ SAI.
RBC Emerging Markets ex‑China Equity Fund.    The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
A security is economically tied to an emerging market country (excluding China) if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, or a minimum of 50% of the issuer’s assets are within the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund will consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the MSCI Emerging Markets ex‑China Net Index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.
The Fund will typically invest in 40 to 60 equity securities issued by mid‑ to large-capitalization companies. The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, warrants, rights and initial public offerings. The Fund will be diversified by sector and country within certain ranges of the MSCI Emerging Markets ex‑China Net Index as determined by the Adviser. The Fund may also invest up to 35% of its assets in companies that are not included in the MSCI Emerging Markets ex‑China Net Index.
The Fund may invest in securities denominated in any currency. The investment process of the Fund is primarily based on fundamental research, although the Sub‑Advisor will also consider quantitative and technical factors. The Sub‑Advisor will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company, its business and its outlook. The Sub‑Advisor may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside.

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As part of the investment process, the Sub‑Advisor takes environmental, social and governance (“ESG”) factors into account through an integrated approach within the investment team’s fundamental investment analysis framework.
The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of all equity investments, and considers a range of ESG factors including, corporate governance, employee health and safety, human rights, and environmental management. The Sub‑Advisor’s ESG integration approach incorporates proprietary ESG checklists (i.e. scorecards that evaluate companies on a range of ESG matters), internal research, analysis and discussion, and ESG data from third party providers. The Sub‑Advisor employs a fundamental investment process that considers a wide range of factors, and no one factor or consideration is determinative.
The Sub‑Advisor may also facilitate ESG engagement, which is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). The Sub‑Advisor may undertake ESG engagement to seek to gain insight regarding a company’s ESG practices and/or improve a company’s ESG disclosure. For example, the Sub‑Advisor may engage with management of certain companies regarding corporate governance practices as well as what the Sub‑Advisor deems to be materially important environmental and/or social issues facing a company. The Sub‑Advisor also votes all proxies in accordance with its fiduciary duty as detailed in Appendix B – Proxy Voting Guidelines of the Fund’s SAI.
RBC International Equity Fund.    The Fund seeks to achieve its investment objective investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. For companies that are organized under the laws of or maintain their principal office in the United States, the Fund will only consider (iii) and (iv) above. The Fund will primarily invest in large capitalization companies.
The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants, rights and initial public offerings. The Fund will be invested

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in issuers located in at least three countries. The Fund also will be diversified by sector and country within certain ranges of the MSCI EAFE Total Return Net Index as determined by the Adviser. The Fund may also invest up to 35% of its assets in companies that are not included in the MSCI EAFE Total Return Net Index.
The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries.
The investment process of the Fund is primarily based on fundamental research, although the Sub‑Advisor will also consider quantitative and technical factors. The Sub‑Advisor will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company, its business and its outlook. The Sub‑Advisor may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside.
As part of the investment process, the Sub‑Advisor takes environmental, social and governance (“ESG”) factors into account through an integrated approach within the investment team’s fundamental investment analysis framework.
The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of all equity investments, and considers a range of ESG factors including, corporate governance, employee health and safety, human rights, and environmental management. The Sub‑Advisor’s ESG integration approach incorporates proprietary ESG checklists (i.e. scorecards that evaluate companies on a range of ESG matters), internal research, analysis and discussion, and ESG data from third party providers. The Sub‑Advisor employs a fundamental investment process that considers a wide range of factors, and no one factor or consideration is determinative.
The Sub‑Advisor may also facilitate ESG engagement, which is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). The Sub‑Advisor may undertake ESG engagement to seek to gain insight regarding a company’s ESG practices and/or improve a company’s ESG disclosure. For example, the Sub‑Advisor may engage with management of certain companies regarding corporate governance practices as well as what the Sub‑Advisor deems to be materially important environmental and/or social issues facing a company. The Sub‑Advisor also votes all proxies in accordance with its fiduciary duty as detailed in Appendix B – Proxy Voting Guidelines of the Fund’s SAI.
RBC International Small Cap Equity Fund.    The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment

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purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund As of October 31, 2022, the market capitalization range of the MSCI ACWI ex USA Small Cap Index was approximately $9.2 million to $11.6 billion. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. For companies that are organized under the laws of or maintain their principal office in the United States, the Fund will only consider (iii) and (iv) above.
The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants and rights. The Fund will invest in at least three countries. The Fund also will be diversified by sector and country within certain ranges of the MSCI ACWI ex‑US Small Cap Index as determined by the Adviser.
The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries.
The investment process of the Fund is primarily based on fundamental research, although the Sub‑Advisor will also consider quantitative and technical factors. The Sub‑Advisor will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company, its business and its outlook. The Sub‑Advisor may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside.
As part of the investment process, the Sub‑Advisor takes environmental, social and governance (“ESG”) factors into account through an integrated approach within the investment team’s fundamental investment analysis framework.
The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of all equity investments, and considers a range of ESG factors including, corporate governance, employee health and safety, human rights, and environmental management. The Sub‑Advisor’s ESG integration approach incorporates proprietary ESG checklists (i.e. scorecards that evaluate companies on a range of ESG matters), internal research, analysis and discussion, and ESG data from third party providers.

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The Sub‑Advisor employs a fundamental investment process that considers a wide range of factors, and no one factor or consideration is determinative.
The Sub‑Advisor may also facilitate ESG engagement, which is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). The Sub‑Advisor may undertake ESG engagement to seek to gain insight regarding a company’s ESG practices and/or improve a company’s ESG disclosure. For example, the Sub‑Advisor may engage with management of certain companies regarding corporate governance practices as well as what the Sub‑Advisor deems to be materially important environmental and/or social issues facing a company.The Sub‑Advisor also votes all proxies in accordance with its fiduciary duty as detailed in Appendix B – Proxy Voting Guidelines of the Fund’s SAI.
Investing for Temporary Defensive Purposes
Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive instruments, consisting of cash, short-term debt obligations or other high quality investments. This could prevent losses, but, if a Fund is investing defensively, it may not be investing according to its principal investment strategy and may not achieve its investment objective.
Principal Risks
The Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Sub‑Advisor makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.
Because the Funds hold securities with fluctuating market prices, the value of the Funds’ shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Funds could go down as well as up and you can lose money by investing in the Funds.
Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
The principal risks of investing in the Funds are identified in the “Fund Summary” section of this Prospectus and are further described below.
Active Management Risk (All Funds).    Each Fund is subject to management risk because it is an actively managed investment portfolio. The Sub‑Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection

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with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.
Currency Risk (All Funds).    Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Changes in exchange rates between currencies or the conversion from one currency to another may cause the value of a Fund’s investments to decline or increase. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and the relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force a Fund to exit a foreign currency transaction at a disadvantageous time or price, or result in penalties for the Fund, any of which may result in a loss to the Fund.
Custodial Risk (All Funds).    The Funds may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Funds which are traded in such markets and which have been entrusted to sub‑custodians, in circumstances where the use of such sub‑custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.
Depositary Receipts Risk (All Funds).    Investments in securities of foreign companies in the form of American depositary receipts (“ADRs”), Global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”) are subject to certain risks. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk.
In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. A Fund

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would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. A Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.
Depositary receipts may be issued in sponsored or un‑sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un‑sponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un‑sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent the Fund invests in depositary receipts of an un‑sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis, as the issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the U.S.
Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
Emerging Markets Risk (All Funds).    The Funds may invest in emerging markets. These markets may be volatile and illiquid and the investments of a Fund in such markets may be considered speculative and subject to significant delays in settlement. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties which are less well capitalized, and custody and registration of assets in some countries may be unreliable. Delays in settlement could result in investment opportunities being missed if a Fund is unable to acquire or dispose of a security. Additional significant risks include a higher possibility of the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country if the United States, or other nations or other governmental entities (including supranational entities) impose sanctions on issuers that limit or restrict foreign investment, the movement of assets or other economic activity in the country due to political, military or regional conflicts or due to terrorism or war.

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There may be less government supervision, legal regulation and less well defined tax laws and procedures than in countries with more developed securities markets. Some emerging markets governments exercise substantial influence over the private economic sector and the political and social uncertainties that exist for many developing countries are particularly significant. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructures and obsolete financial systems also presents risks in certain countries, as do environmental problems. In addition, as a result of its investments in emerging markets, a Fund may be invested in securities of smaller companies that are riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.
Equity Market Risk (All Funds).    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Foreign Risk (All Funds).    Foreign securities may be subject to the risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from political, diplomatic, or regional conflicts; terrorism or war; internal or external policies or economic sanctions limiting or restricting foreign investment, the movement of assets or other economic activity, such as the imposition of exchange controls, confiscation of assets and property and other government restrictions; or from problems in registration, settlement or custody. A Fund may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. Geopolitical developments in certain countries in which a Fund may invest have caused, or may in the future cause, significant volatility in financial markets. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those

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securities may be subject to foreign taxes, including taxes withheld from payments on those securities.
Geographic Focus Risk (All Funds).    A Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Large Company Risk (RBC Emerging Markets ex-China Equity Fund and RBC International Equity Fund).    Large capitalization companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid‑cap companies.
Liquidity Risk (All Funds).    Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The SEC defines “liquidity risk” as the risk that a Fund may not be able to meet redemption requests without significantly diluting the interests of remaining shareholders. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.
Because the Funds’ principal investment strategies involve foreign (non‑U.S.) securities and other securities with substantial market and/or credit risk, the Funds will tend to have relatively greater exposure to liquidity risk. Liquidity risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Market Risk (All Funds).    One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of a Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by a Fund.

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Unexpected volatility or illiquidity could impair a Fund’s profitability or result in losses.
Market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For example, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. In addition, the current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown, which could have an adverse impact on a Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. To the extent that a Fund focuses its investments in a region enduring geopolitical market disruption, it will face higher risk of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market.
Mid-Sized Company Risk (RBC Emerging Markets ex-China Equity Fund only).    Stocks of midsized companies may carry greater risks than those of larger companies because midsized companies may have less management experience, competitive strengths and financial resources than larger companies. They may be less liquid than stocks of larger companies and may be more sensitive to changes in the economy overall. Historically, midsized company stocks have been more volatile than those of larger companies.
New Fund Risk (All Funds).    The Fund is new with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. In addition, until the Fund achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of the Fund, which may be

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subject to heightened volatility. As a new fund, the Fund also may be subject to a “ramp‑up” period during which it may not be fully invested or able to meet its investment objective or investment policies. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size.
Small Company Risk (RBC International Small Cap Equity Fund only).    Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value (“NAV”) may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Sub‑Advisor might prefer, or it may have to sell in small quantities over a period of time.
Valuation Risk (All Funds).    The Funds’ assets are composed mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where a Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different to the estimated fair values of these investments.
Additional Risks
In addition to the principal investment risks described above, the Fund will generally be subject to the following additional, non‑principal risks:
Counterparty Risk (All Funds).    A Fund may be subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.
ESG Strategy Risk (All Funds).    A Fund’s consideration of ESG factors could cause it to perform differently compared to funds that do not take ESG factors into account. The incorporation of ESG factors into the investment analysis which can encourage a greater emphasis on long-term performance may result in the Fund’s forgoing near-term/short-term opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so.
A company’s ESG performance or the Sub‑Advisor’s assessment of a company’s ESG performance could vary over time to reflect changes in a

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company’s ESG performance, which could mean that a company could move from being an investment of the Fund to being divested due to ESG concerns, or conversely change from being previously considered not suitable for investment, to becoming investable. Where companies may subsequently be considered not investable for ESG reasons, there may be a delay such that the Fund is temporarily invested in such companies as the Sub‑Advisor seeks to execute the transactions in an orderly manner to minimize the impact on the Fund. Although ESG information originates from a range of different sources, the assessment of ESG performance is ultimately subjective. As a result, there can be significant differences in interpretations of what it means for a company to qualify for investment. For instance, the Sub‑Advisor may determine that a particular security has demonstrated sufficiently improving management and/or performance practices affecting the quality of its business related to the Sub‑Advisor’s internal priority ESG considerations, such that the Sub‑Advisor considers it is suitable to invest in, while another investor may have a different view.
Investing in the European Union Risk (All Funds).    Investments in certain countries in the European Union are susceptible to economic risks associated with high levels of government debt. Adverse regulatory, economic and political events in European Union member states may cause the Fund’s investments to decline in value. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The United Kingdom (UK) officially withdrew from the European Union on January 31, 2020. Upon the UK’s withdrawal from the European Union, the European Union and the UK entered into a transition phase, which concluded on December 31, 2020. On December, 24, 2020, the UK and the European Union agreed upon a Trade and Cooperation Agreement that was provisionally applied beginning on January 1, 2021 and which was formally approved by the European Union Parliament in April, 2021, becoming fully effective on May 1, 2021. The UK, European Union and broader global economy may still experience volatility in foreign exchange markets as a result of these events, which may impact Fund returns. The UK’s withdrawal may also destabilize some or all of the other European Union member countries and/or the Eurozone. These developments could result in losses to a Fund. The exit of additional member states from the European Union would subject its currency and banking system to increased risk. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect a Fund’s investments.
Additionally, the reintroduction of national currencies in one or more Eurozone countries or the abandonment of the Euro as a currency could have major negative effects on the Fund’s investments as well as the ability of the Fund’s counterparties to fulfill their obligations.
Large Shareholder Transactions Risk (All Funds).    A Fund may experience adverse effects when certain large shareholders purchase or

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redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Fund’s transaction costs and impact the Fund’s performance.
Liquidation Risk (All Funds).    To the extent authorized by law, the Funds reserve the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.
Operational Risk (All Funds).    The Funds’ investments may be adversely affected due to the operational process of the Funds’ service providers, including the Advisor, Sub‑Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.
Regulatory Risk (All Funds).    Entities that are part of banking organizations, such as the Advisor and its affiliates, are subject to extensive government regulation. Government regulation may change frequently and may have significant effects, including limiting the ability of the Advisor and its affiliates from engaging in certain trading activities, which may adversely impact the Funds. For example, the so‑called “Volcker Rule” prohibits the Advisor and its affiliates from engaging in certain trading activities. A Fund may be adversely impacted by this rule if the Advisor or its affiliates own 25% or more of the Fund’s shares outside of any seeding period permitted by the rule. These restrictions may prevent a Fund from maintaining sufficient seed capital and may cause the Fund to liquidate at the end of the period if the Fund is not able to achieve sufficient scale. Funds that are not managed by entities that are part of banking organizations are not subject to these limitations.

Management

Investment Advisor
The Funds are advised by RBC Global Asset Management (U.S.) Inc., a wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 89,000 people who serve 17 million personal, business, public sector and institutional clients in Canada, the U.S. and 27 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Advisor maintains its offices at 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402. As of November 30, 2022, the Advisor’s investment team managed approximately $42.6 billion in assets for corporations, public and private pension plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, registered mutual funds, private investment funds, trust programs, foreign funds such as UCITS funds, individuals (including high net worth individuals), wrap sponsors and other U.S. and international institutions.
For the advisory services the Advisor provides, each Fund will pay a fee (expressed as a percentage of average daily net assets) as follows:

RBC Emerging Markets ex‑China Equity Fund	0.80%

RBC International Equity Fund	0.69%

RBC International Small Cap Equity Fund	0.89%
Under the terms of the Investment Advisory Agreements for the Fund between the Trust and the Advisor, the investment advisory services of the Advisor to the Fund are not exclusive. The Advisor is free to, and does, render investment advisory services to others.
The Investment Advisory Agreement for the Fund will remain in effect after its initial term only as long as such continuance is approved for that Fund at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.
The Investment Advisory Agreement may be terminated with respect to the Fund at any time without payment of any penalty, by a vote of a majority of the outstanding securities of that Fund (as defined in the 1940 Act) or by a vote of a majority of the Board of Trustees on 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. An Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Management

The Advisor has contractually agreed to waive fees and/or pay operating expenses through July 31, 2024 to maintain net annual fund operating expenses as set forth below.

	Class A	Class I	Class R6

RBC Emerging Markets ex‑China Equity Fund	1.13%	0.88%	0.88%

RBC International Equity Fund	1.04%	0.79%	0.74%

RBC International Small Cap Equity Fund	1.24%	0.99%	0.94%
The expense limitation agreement for all Funds excludes brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incident thereto) and indemnification, other expenses not incurred in the ordinary course of each Fund’s business and fees and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company. The Advisor is entitled to recoup from each Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.
The Advisor provides certain administrative services necessary for the operation of the Funds, including among other things, (i) providing office space, equipment and facilities for maintaining the Funds’ organization, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi-annual reports to Fund shareholders, and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds’ Advisor, Quasar Distributors, LLC (the “Distributor”), custodian, independent accountants, legal counsel and others.
Additional Payments.    The Advisor may make payments, out of its own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Funds’ shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.
Conflicts of Interest Risk.    An investment in a Fund may be subject to actual or potential conflicts of interest. For example, the Advisor, Sub‑Advisor, and/or their affiliates may face conflicts of interest when receiving compensation for services provided by affiliates or in the side‑by‑side management of Funds and other client accounts. The Advisor, Sub‑Advisor, and/or their affiliates may make investment decisions that differ from and/or negatively impact those made on behalf of a Fund. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.

Management

Investment Sub‑Advisor
The Funds are sub‑advised by RBC Global Asset Management (UK) Limited. The Sub‑Advisor is a wholly-owned subsidiary of RBC, which is the parent company of the Advisor. The Sub‑Advisor is located at 77 Grosvenor Street, W1K 3JR, London, United Kingdom. The Sub‑Advisor has been registered with the SEC as an investment adviser since September 2013, and is authorized and regulated by the UK Financial Conduct Authority. The Sub‑Advisor employed 87 individuals and had $55.9 billion in assets under management as of October 31, 2022.
The Sub‑Advisor is paid by the Advisor out of the advisory fee the Advisor is paid by each Fund.
Information regarding the factors considered by the Board of Trustees of each Fund in connection with the most recent approval of the Investment Advisory Agreements with the Advisor and Sub‑Advisory Agreements with the Sub‑Advisor for the Funds will be provided in the Funds’ first Annual or Semi-Annual Reports.
In rendering investment advisory services to the Funds, the Sub‑Advisor uses the portfolio management, research and other resources of a foreign (non‑U.S.) affiliate, RBC Global Asset Management (Asia) Limited, and may provide services to the RBC China Equity Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC. Under this relief, U.S. registered investment advisers are allowed to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Management

Portfolio Managers
The Sub‑Advisor is responsible for the overall management of each Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Funds’ portfolios. The individuals primarily responsible for the day‑to‑day management of the Funds’ portfolios are set forth below:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
RBC Emerging Markets ex‑China Equity Fund
Philippe Langham	Senior Portfolio Manager and Head, Emerging Market Equities	2022	30	BA Hons Economics, ACA (Chartered Accountant), AIMR	Senior Portfolio Manager at the Sub‑Advisor since December 2009; Head of Global Emerging Markets with Société Générale Asset Management S.A., August 2007 to August 2009.

RBC International Equity Fund and RBC International Small Cap Equity Fund
David Lambert	Senior Portfolio Manager and Head, European Equities	2022	22	BSc (Hons), ASIP, Associate CFA UK	Senior Portfolio Manager and Head, European Equities at the Sub‑Adviser since 2022 and Senior Portfolio Manager at the Sub‑Adviser since 2017.
Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Funds’ SAI.

Shareholder Information

Pricing of Fund Shares
How NAV Is Calculated.    The NAV is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is calculated by adding the total value of a Fund’s investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class.

1.	NAV is calculated separately for each class of shares.

2.	You can find the Funds’ NAVs daily in various newspapers, at www.bloomberg.com, www.rbcgam.com, or by calling 1‑800‑422‑2766.

NAV =	Total Assets of Class – Liabilities
Number of Shares Outstanding
The per share NAV of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”) as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time or such other time as determined by the NYSE). The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price their shares as of the regularly scheduled NYSE closing time, if the particular disruption directly affects only the NYSE (“Value Time”).
Your order for purchase, sale or exchange of shares is based on the next applicable price calculated after your order is received in good order by the Funds’ transfer agent. For example: If you place a purchase order to buy shares of a Fund, it must be received before 4:00 p.m. Eastern time in order to receive the NAV, plus any applicable sales charge, calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, it will be based on the NAV, plus any applicable sales charge, calculated on the next business day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Funds’ transfer agent at the time it is received by the intermediary.
You may purchase, redeem, or exchange shares of the Funds on any day when the NYSE is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Funds are disrupted as well. Even if the NYSE is closed, a Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Funds would also price shares in accordance with the above procedures.
Because the Funds may own securities that are primarily listed on foreign exchanges which may trade on days when such Funds do not price their shares, the value of the Funds’ investments may change on days when shareholders will not be able to purchase or redeem shares.

Shareholder Information

Valuation of Portfolio Securities.    On behalf of each Fund, the Board of Trustees has approved Pricing and Valuation Procedures of the Advisor for determining the value of Fund shares in accordance with applicable law. The Funds’ securities are generally valued at current market prices. In accordance with the Funds’ pricing and valuation procedures, fixed income securities are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities. In general, when the market value of a portfolio security is readily available, the Funds will rely on independent pricing services that provide market data to determine the value of such portfolio security. A security’s valuation shall be considered a readily available market quotation only when that quotation is an unadjusted quoted price in an active market for an identical investment that a Fund may access on the measurement date. A quotation will not be readily available if it is not reliable. If a quotation is deemed to be unreliable, is not a quoted price in an active market or there is a significant valuation event affecting the value of the security, the fair value of the security shall be determined by the Advisor as set forth in the Pricing and Valuation Procedures.
The market value of an equity security is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services. Domestic and foreign fixed income securities and non‑exchange traded derivatives are generally priced using valuations provided by independent pricing services. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional‑size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Exchange traded options, futures and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded. Investments in open‑end investment companies are valued at the net asset value of those companies, and those companies may use fair value pricing as described in their prospectuses.
In addition, the Funds have procedures in place to fair value on a daily basis foreign equity securities traded in countries outside North American and South American Time Zones in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price.
The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer, or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, “fair valuation” methodologies will be used. Under the Pricing and Valuation

Shareholder Information

Procedures, fair valuation methodologies may also be used in situations such as the following: a price is determined to be stale (for example, it cannot be valued using the standard pricing method because a recent sale price is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the Value Time; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that each Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution. In addition, for Funds that invest in foreign securities, fair valuations may diminish opportunities for a short-term trader to take advantage of time zone differences between the foreign markets on which the securities are traded and the Value Time. “Fair value” is deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.
Investments initially valued in currencies other than the U.S. Dollar are converted to the U.S. Dollar using foreign exchange rate quotations received from a pricing vendor as of the Value Time on each Value Date. The value of securities traded in markets outside the United States may be affected on a day that is not a Value Date and an investor is not able to purchase, exchange or redeem shares of the Funds.
Investment Minimums
You may purchase shares of the Funds through the Funds’ Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations or requirements on buying and selling shares.1 For qualified retirement plans, there is no minimum requirement for initial investment in the Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of

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business and may have an earlier cut‑off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Minimum Initial Investment
Class A Shares	Amount
Regular Account	$1,000
IRA	$250

Class I Shares
Regular Account
RBC Emerging Markets ex‑China Equity Fund	$250,000
RBC International Equity Fund	$100,000
RBC International Small Cap Equity Fund	$100,000
Through Qualified Retirement Plans	$0

Class R6 Shares
For Institutional Investors[2]	$250,000
For Eligible Investors[2]	$0

Minimum Subsequent Investment
Amount
Class A Shares	None

Class I Shares	None

Class R6 Shares	None

1
Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund which are processed based on the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its transfer agent, U.S. Bank Global Fund Services. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers.

2	For more information about Institutional Investors and Eligible Investors see “Additional Policies About Transactions” below.
Additional Policies About Transactions
The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change their transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.
All purchases must be in U.S. Dollars. All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks, or any conditional order or payment.

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The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.
The Funds may waive their minimum purchase requirement, Each of the Funds, the Distributor, the Advisor, or the transfer agent reserves the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Funds and their shareholders. The Funds do not accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.
Telephone Purchase, Exchange and Redemption Privileges.
Shareholders who open accounts with the RBC Funds can accept telephone purchase, exchange and redemption privileges on the account application. If you call the Funds, the Funds’ representative may request personal identification and may record the call. IRA account holders may redeem or exchange shares by telephone. If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding. Shareholders redeeming from IRA accounts by telephone will be asked whether or not to withhold taxes from any distribution.
Class A Eligibility.    Class A shares are offered by each Fund and are available to investors who meet the minimum initial investment requirements. There is a $1,000 minimum initial investment requirement for Class A shares ($250 minimum for IRA accounts) and no minimum required for additional investments.
Class I Eligibility.     The Funds offer Class I shares to institutions or individuals with a $250,000 minimum requirement for initial investment for RBC Emerging Markets ex‑China Equity Fund and $100,000 for RBC International Equity Fund and RBC International Small Cap Equity Fund. There is no minimum requirement for initial investment for participants of qualified retirement plans. The minimum requirement may be waived, at Fund management’s discretion, for certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. The minimum requirement for initial investment for Class I of the Funds listed in this Prospectus does not apply to investments by employees of the Advisor and Sub‑Advisor (and their affiliates), officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g., spouses, parents, children, grandparents, grandchildren, parents‑in‑law, sons- and daughters‑in‑law, siblings, a sibling’s spouse, and a spouse’s siblings). There is no minimum required for additional investments.
Investors who hold Class I shares of the Fund through a fee‑based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I

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shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b‑1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.
Class R6 Eligibility.    Class R6 shares are offered by each Fund to Institutional Investors that meet a $250,000 minimum requirement for initial investment and to Eligible Investors. Institutional Investors (including endowments and foundations) are investors deemed appropriate by the Advisor that hold shares of a Fund through an account held directly with the Fund and that are not traded through an intermediary, subject to a minimum initial investment of $250,000. Eligible Investors are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of a Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of a Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub‑transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, KEOGHs, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. There is no minimum required for additional investments for Institutional Investors or Eligible Investors.
IRA and Keogh Account Maintenance Fees.    A $15 annual maintenance fee is charged on all IRA and Keogh accounts. Multiple IRA or Keogh accounts associated with a single social security number are charged a maximum annual maintenance fee of $30. If an annual maintenance fee has not yet been charged when the last IRA or Keogh account associated with a particular social security number is completely liquidated, the full annual maintenance fee will be charged to the account at that time. Additionally, a $25 fee will be imposed on non‑periodic withdrawals or terminations from IRAs and Keogh plans.
Corporations, Trusts and Other Entities.    Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.
Sales Limited to U.S. Citizens and Resident Aliens.    Shares of the Funds are generally offered to only United States citizens and United States resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares to non‑U.S. citizens or non‑resident aliens.

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Anti-Money Laundering Procedures.    Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, for others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we will reject and return your application, close your account or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

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Instructions for Opening an Account
If opening an account through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation.
You may purchase shares directly from a Fund by completing a new account application. Contact U.S. Bank Global Fund Services, the Funds’ transfer agent at 1‑800‑422‑2766 or go to www.rbcgam.com to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail	Initial Purchases and All Correspondence RBC Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Registered/Overnight Mail RBC Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

1. Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to “RBC Funds” and include the name of the Fund in which you are investing on the check.

3. Mail or courier application and payment to the applicable address above.

4.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Wire	U.S. Bank N.A. ABA # 075000022 Credit: U.S. Bank Global Fund Services Account: 182380369377 Further Credit: RBC Funds (Shareholder Name/Account Registration) (Shareholder Account Number)	To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver overnight your account application to the transfer agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire as indicated here. Wired funds must be received by 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange from Another RBC Fund	1‑800‑422‑2766 (all Classes) or www.rbcgam.com	If you already have an account with us and your account is authorized for telephone and/or Internet transaction privileges, you may open an account in all RBC Funds except the following: U.S. Government Money Market Fund (RBC Institutional Class 2 and RBC Investor Class). The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Lost Accounts/ Unclaimed Assets	Please note that based upon statutory requirements for returned mail, the Fund and the transfer agent will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.

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Instructions for Purchasing and Adding to Your Shares
If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

By Telephone	1‑800‑422‑2766	If you elected telephone options on your account application, and your account has been open for at least 7 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to the Funds’ deadline, your shares will be purchased at the net asset value, plus any applicable sales charge, calculated on the day your order is placed.

By Mail	Subsequent Purchases – Regular Mail RBC Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Subsequent Purchases – Registered/Overnight Mail RBC Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

1. Mail the detachable stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:

• Account name and account number

• Fund name

• Share class

2. Make check payable to “RBC Funds” and include your account number on the check.

3. Mail or deliver stub and payment to the applicable address above.

4.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Wire	U.S. Bank, N.A. ABA# 075000022 Credit: U.S. Bank Global Fund Services Account: 182380369377 Further Credit: RBC Funds Shareholder Name and Account Number
Wire share purchases should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Fund by telephone that you have sent a wire purchase order to U.S. Bank, N.A.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange from Another RBC Fund	Please refer to the information under “Exchanging Your Shares” below.

Automatic Investment Plan (Class A Shares only)	You may establish an Automatic Investment Plan to make additional purchases at regular intervals from your pre‑established bank account. Your financial institution must be a member of the Automated Clearing House (ACH) to participate.

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You can also add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.
Automatic Investment Plan
Once your account has been established, you may make additional purchases of Class A shares at regular intervals through the Automatic Investment Plan (AIP). This Plan provides a convenient method to have monies deducted from your bank account, for investment into a Fund, on a monthly, quarterly, semi-annual or annual basis in amounts of $50 or more. In order to participate in the Plan your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Fund’s transfer agent at 1‑800‑422‑2766 for instructions. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to the effective date.
Dividends and Distributions and Directed Dividend Option
Dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will differ among classes of a Fund due to differences in distribution and other class-specific operating expenses. Capital gains, if any, are distributed at least annually. By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and/or dividends) in cash (check), have distributions deposited in a pre‑authorized bank account via ACH, have distributions reinvested in the Funds, or into another eligible RBC Fund (as set forth under the caption “Exchanging Your Shares”) without a sales charge. You should maintain the minimum balance in each Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time in writing or by telephone at least five days prior to the record date of the distribution.
If you elect to receive distributions and/or capital gains paid in cash, and if the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.
DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE. (See “Shareholder Information — Dividends, Distributions and Taxes”).

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Selling Your Shares

You may withdraw from your account at any time. Certain redemptions will however require a signature guarantee. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as

Withdrawing Money From Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
A signature guarantee from either a Medallion program member or non‑Medallion program member is required to redeem shares in the following situations:

•	If you are requesting a change in ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption request is received by the transfer agent and the account address has changed within the last 30 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.
The Funds may waive any of the above requirements in certain instances. In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. Non‑financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Please refer to “Additional Policies on Selling Shares (Redemptions)” below.
The Funds reserve the right to amend their redemption policies. Shareholders will be notified of changes.

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Instructions for Selling Shares (Redemptions)
If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone	1‑800‑422‑2766	You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Funds will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name(s) of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail	Regular Mail RBC Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Registered/Overnight Mail RBC Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

1.  In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed.

2. Mail or courier the letter to the applicable address above.

3.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Wire	Redemption proceeds may be wired to your pre‑identified bank account. A $15 fee is deducted from your redemption proceeds for complete and share redemptions. In the case of a partial redemption, the fee of $15 will be deducted from the remaining account balance. If your written request is received in good order before 4:00 p.m. Eastern time, the Funds will normally wire the money on the following business day. If the Fund receives your request after 4:00 p.m. Eastern time, the Funds will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability.

Systematic Withdrawal Plan (Class A shares only)	As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (SWP). Under the Plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. In order to participate in the Plan, your account balance must be at least $10,000. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Plan at any time by contacting the transfer agent at least five days prior to the next scheduled withdrawal.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your account, which includes any dividends credited to your account, the account will ultimately be depleted.
You may specify a dollar amount to be withdrawn monthly, quarterly or annually. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic withdrawal plan (SWP). If you wish to establish a SWP, please complete this section of the Account Application or contact the Transfer Agent for further instructions. Depending upon how long you have held your shares, contingent deferred sales charges may apply.

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Additional Policies on Selling Shares (Redemptions)
For accounts held directly with the Funds, the length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Funds typically expect to make payments of redemption proceeds by wire or ACH within two business days following receipt of the redemption order by the Funds. For payment by check, the Funds typically expect to mail the check within two business days following receipt of the redemption order by the Funds.
For accounts held through a financial intermediary, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the financial intermediary and the Funds. For redemption proceeds that are paid directly to you by the Fund, the Fund typically expects to make payments by wire or ACH or by mailing a check within two business days following receipt of a redemption order from the financial intermediary by the Funds. For payments that are made to your financial intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the financial intermediary within one to two business days following receipt of the redemption order from the financial intermediary by the Funds. The settlement of redemption proceeds is determined by the Depository Trust and Clearing Corporation (“DTCC”) based on the order transmitted through Fund/SERV.
Each Fund intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. In case of emergencies or other unusual circumstances, each Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. Redemptions of Fund shares may be suspended when trading on the NYSE is closed or is restricted, in the event of an early or unscheduled close of the primary trading markets for the Fund’s portfolio instruments, or during an emergency which makes it impracticable for the applicable Fund to dispose of its securities or to determine the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, a Fund may delay redemption payments for more than seven days, as permitted by law.
In addition, a temporary hold may be placed on the payment of redemption proceeds if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review of the facts and circumstances of the suspected financial exploitation is conducted, but the temporary hold may be extended for up to

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10 additional business days if the internal review supports the belief that financial exploitation has occurred, is occurring, has been attempted, or will be attempted. Both the initial and additional hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction.
The Funds cannot accept requests that contain special conditions or effective dates. The Funds may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or divorce decree.
If you purchased your shares by check, you may not receive your redemption proceeds until your purchase amount has cleared, which may take up to 15 calendar days. This delay will not apply if you purchased your shares via wire payment. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 calendar days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.
Redemption in Kind.    Each Fund typically expects to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. In addition to paying redemption proceeds in cash, each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind,” for amounts redeemed by a shareholder, in any 90‑day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. You will also bear the market risk of the securities you hold until the securities are sold. While the Funds do not routinely use redemptions in‑kind, the Funds reserve the right to use redemptions in‑kind to manage the impact of large redemptions on the Funds. Redemption in‑kind proceeds will typically be made by delivering a pro‑rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days after receipt of the redemption order by the Fund. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes.
Minimum Account Size for Class I and Class A Shares.    You must maintain a minimum account value equal to the current minimum regular initial investment, which is $1,000 for Class A shareholder accounts and $250,000 for Class I shareholder accounts of the RBC Emerging Markets ex‑China Equity Fund and $100,000 for Class I shareholder accounts of the RBC International Equity Fund and RBC International Small Cap Equity Fund. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days

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after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.
Minimum Account Size for Class R6 Shares.    Institutional Investors in Class R6 shares must maintain a minimum account value equal to the current minimum regular initial investment, which is $250,000 for Class R6 shareholder accounts. There is no minimum account size requirement for Eligible Investors. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.

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Exchanging Your Shares
If exchanging shares through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to exchange shares of the Funds and he or she will take care of the necessary documentation. To open a new account through an exchange from an existing RBC Fund account, please refer to “Instructions for Opening an Account” above.
An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the RBC Funds, you may exchange shares between all RBC Funds except the following: U.S. Government Money Market Fund (RBC Institutional Class 2 and RBC Investor Class).

By Telephone	1‑800‑422‑2766	You may make exchanges from one identically registered RBC Fund account into another eligible RBC Fund account, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail RBC Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Registered/Overnight Mail RBC Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

1.  In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the RBC Fund from which the amount is being sold, and the name of the RBC Fund into which the amount is being purchased.

2. Mail or courier the letter to the applicable address above.

3.  The Funds does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

Monthly Exchanges	You may authorize monthly exchanges from your Fund account into another eligible share class of an RBC Fund or from another eligible share class of an RBC Fund into your Fund account. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Shareholder Information

Additional Policies on Exchanges
With the exception of exchanges to or from the U.S. Government Money Market Fund (whose shares are offered through another prospectus) and Class I shares exchanges into Class R6 shares (as noted below), the share class must be the same in the two funds involved in the exchange. Except for exchanges of Class A shares of the RBC Short Duration Fixed Income Fund or RBC Ultra-Short Fixed Income Fund (whose shares are offered through another prospectus) into Class A shares of any other RBC Fund, no front‑end sales charge will be assessed. Because Class A shares of the RBC Short Duration Fixed Income Fund are subject to a lower maximum front‑end sales charge than other RBC Funds and Class A shares of the RBC Ultra-Short Fixed Income Fund are not subject to a front‑end sales charge, you will be subject to the payment of a sales charge at the time of exchange into Class A shares of any other RBC Fund based on the amount that you would have owed if you directly purchased Class A shares of that RBC Fund (less any sales charge previously paid for such shares of the RBC Short Duration Fixed Income Fund or in connection with shares exchanged for such shares of the RBC Short Duration Fixed Income Fund or RBC Ultra-Short Fixed Income Fund, as applicable). In addition, purchases of Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund are not included in the calculations of rights of accumulation and other reductions of sales charges applicable to purchases of other RBC Funds. For complete information on the RBC Fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Call us for a free copy or contact your investment representative. With the exception of exchanges to the U.S. Government Money Market Fund, you must meet the minimum investment requirement of the Fund you are exchanging into. Exchanges to the U.S. Government Money Market Fund will be into the RBC Institutional Class 1 shares. The names and registrations on the two accounts must be identical. To the extent that an RBC Fund offers Class R6 shares, Class I shares of that Fund may be exchanged for Class R6 shares of that Fund at any time, provided that all eligibility requirements for investment in Class R6 shares are met. You should review the prospectus of the fund you are exchanging into. Call us for a free copy or contact your investment representative. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.
Additional Shareholder Services
Services for the following types of accounts are also available to shareholders. Please call 1‑800‑422‑2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts

•	TOD Accounts

•	Accounts for corporations, partnerships and retirement plans

•	Coverdell Education Savings Accounts (not available for Class R6 shares)

•	Traditional IRA accounts (not available for Class R6 shares)

Shareholder Information

•	Roth IRA accounts (not available for Class R6 shares)

•	Simplified Employee Pensions
Telephone Services.    Telephone trades must be received by or prior to market close. During periods of increased market activity, you may have difficulty reaching the Funds by telephone or may encounter higher than usual call waits. If this happens, contact the Funds by mail or allow sufficient time to place your telephone transaction. The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the RBC Funds will be liable for any losses due to unauthorized or fraudulent instructions. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time).
Shareholder Mailings.    To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus and other similar documents, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. This practice is known as “householding.” Shareholders may opt out of this single mailing at any time by calling the RBC Funds at 1‑800‑422‑2766 and requesting the additional copies of Fund documents.
Market Timing and Excessive Trading
Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The RBC Funds do not accommodate market timers. On behalf of the RBC Funds, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Funds for costs associated with it.
Restriction and Rejection of Purchase or Exchange Orders.    The RBC Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. The RBC Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in a Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC.

Shareholder Information

If detected, once an accountholder makes five exchanges between RBC Funds during a calendar year, the ability to make additional exchanges for that account may be suspended. In applying these exchange limits, the Funds may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at the Fund’s discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre‑established exchange, asset allocation or dollar cost averaging programs.
Financial intermediaries, such as investment advisors, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the RBC Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as omnibus accounts, the RBC Funds may be limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.
If the RBC Funds identify an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Funds, even if the above limits have not been reached, the RBC Funds may take steps to restrict or prohibit further trading in the Funds by that investor or through that intermediary. As stated above, the Funds reserve the right to restrict or reject a purchase order for any reason without prior notice. The Funds also reserve the right to terminate an investor’s exchange privilege without prior notice.
Risks Presented by Excessive Trading Practices.    Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

Shareholder Information

For a Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. The RBC Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk.
To the extent that a Fund invests in securities that may trade infrequently, such as securities of smaller companies, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. In addition, the market for securities of smaller companies may at times show market momentum, in which positive or negative performance may continue for a period of time for reasons unrelated to the fundamentals of the issuer. Certain investors may seek to capture this momentum by trading frequently in the Fund’s shares. Because securities of smaller companies may be less liquid than securities of larger companies, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.
Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.rbcgam.com. Within 15 calendar days of month‑end, each Fund’s top ten holdings and related weightings, the total number of Fund holdings and a Fund’s sector/industry weightings (all as of month‑end) are posted until replaced by the next month’s information. Within 10 business days of fiscal quarter‑end, each Fund’s portfolio holdings and their weightings are posted until replaced by the next quarter’s information. The aforementioned disclosure may be delayed until the Fund has a full calendar quarter of performance history. In addition, each Fund’s portfolio holdings as of the most recent first and third fiscal quarter‑end as filed on Form N‑PORT are posted on the Funds’ website within 60 days after the applicable quarter‑end.

Shareholder Information

Distribution Arrangements/Sales Charges
This section describes the sales charges and fees you will pay as an investor in the share classes offered by the Funds and ways to qualify for reduced sales charges. Class I shares and Class R6 shares of the Funds have no sales charges or distribution/service fees and, generally, have lower annual expenses than Class A shares.

	Class A	Class I	Class R6

Sales Charge (Load)	Maximum sales charge of 5.75%. See Schedule below. CDSC of 1.00% on purchases of $1 million or more for redemptions within 12 months of purchase.	No sales charge.	No sales charge.

Distribution and Service (12b‑1) Fee	0.25%*	None	None

Fund Expenses	Higher annual expenses than Class I shares.	Lower annual expenses than Class A shares.	Generally lower annual expenses than Class A and Class I shares.

*	Under the 12b‑1 Plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.
The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide which class of shares is more appropriate for you.
Front‑End Sales Charges.    Front‑end sales charges are imposed on sales of Class A shares at the rates listed in the table below. The sales charge decreases with larger purchases. For example, if you invest more than $100,000, or if your cumulative purchases or the value on your account is more than $100,000, then the sales charge is reduced. (See “Reducing the Initial Sales Charge on Purchases of Class A Shares,” below.) This sales charge will be waived for purchases (i) in accounts invested through wrap programs in which the RBC Funds participate, (ii) through “one‑stop” mutual fund networks, (iii) through trust companies and banks acting in a fiduciary, advisor, agency, custodial or similar capacity, or (iv) through group retirement plans. The amount paid for an investment, known as the “offering price,” includes any applicable front‑end sales charges. Because of rounding in the calculation of the “offering price,” the actual sales charge you pay may be more or less than that calculated using the percentages shown below. There is no sales charge on reinvested dividends and distributions. Also shown in the table is the portion of the front‑end sales charge that is paid to dealers expressed as a percentage of the offering price of a Fund’s shares.

Shareholder Information

	Sales Charges as a Percentage of				Dealer Concession as a Percentage of Offering Price
For Purchases:	Offering Price		Net Amount Invested
Less than $25,000	5.75%		6.10%		5.00%
$25,000 — $49,999.99	5.00%		5.26%		4.25%
$50,000 — $99,999.99	4.50%		4.71%		3.75%
$100,000 — $249,999.99	3.50%		3.63%		2.75%
$250,000 — $499,999.99	2.50%		2.56%		2.00%
$500,000 — $749,999.99	2.00%		2.04%		1.60%
$750,000 — $999,999.99	1.50%		1.52%		1.20%
$1,000,000 and over	0.00%	*	0.00%	*	1.00%

*	A 1.00% CDSC is imposed on redemptions within 12 months of purchase. See “Contingent Deferred Sales Charge,” below.
Reducing the Initial Sales Charge on Purchases of Class A Shares
Combining Accounts of Family Members.    You may combine accounts in RBC Funds Class A shares of the Funds listed in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses (except for Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund) in order to qualify for a reduced sales charge (load). The following types of accounts may be aggregated for purposes of reducing the initial sales charge.

•	Accounts owned by you and your immediate family (your spouse and your children under 21 years of age)

•	Single-participant retirement plan accounts owned by you or your immediate family

•	Trust accounts established by you or your immediate family
You need to provide your financial advisor with the information as to which of your accounts qualify as family accounts and this information should be included with your account application.
Letter of Intent.    By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13‑month period. The LOI will apply to all purchases of RBC Funds Class A shares of the Funds in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses (except for Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund). Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13‑month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in

Shareholder Information

effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.
If you establish an LOI with RBC Funds you can aggregate your accounts as well as the accounts of your immediate family members. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.
Rights of Accumulation.    For the purpose of qualifying for the lower sales charge rates that apply to larger purchases, you may combine your new purchase of Class A shares with shares of currently owned holdings in Class A shares of all other RBC Funds Class A shares offered in this and separate prospectuses (except for Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund). The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on NAV of all other Class A shares you own. You may need to provide your financial advisor with account statements or other information to demonstrate that you qualify for a sales charge reduction. PLEASE BE ADVISED THAT TO RECEIVE A REDUCTION IN THE INITIAL SALES CHARGE OF YOUR PURCHASES OF CLASS A SHARES OF THE RBC FUNDS, YOU MUST NOTIFY YOUR FINANCIAL ADVISOR AT THE TIME YOU PURCHASE YOUR SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT NOTIFY YOUR FINANCIAL ADVISOR THAT YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION, YOU MAY NOT RECEIVE A REDUCTION TO WHICH YOU ARE OTHERWISE ENTITLED.
Contingent Deferred Sales Charges.    A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front‑end sales charge was paid. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first, followed by shares that you have owned the longest. The CDSC is based on the initial offering price or the current sales price of the shares, whichever is less.
Waiving Contingent Deferred Sales Charges (Class A Shares).    The contingent deferred sales charge on Class A shares may be waived in the following cases:

•	Redemptions due to death or disability of the shareholder.

•	Redemptions due to the complete termination of a trust upon the death of the trust or/grantor or beneficiary.

•	Tax‑free returns of excess contributions to IRAs.

•
Permitted exchanges of shares between funds. (However, if shares acquired in the exchange are subsequently redeemed within the period during which a contingent deferred sales charge would have applied to the initial shares purchased, the contingent deferred sales charge will not be waived.)

Shareholder Information

The contingent deferred sales charge on Class A shares may also be waived in the following two cases, if together such transactions do not exceed 12% of the value of an account annually:

•	Redemptions through a systematic withdrawal plan.

•	Redemptions due to receiving required minimum distributions (“RMD”) from retirement accounts upon reaching RMD age.
The Funds do not provide additional information on sales charges on their website because the information is contained in the Prospectus, which is available on the Funds’ website at www.dfinview.com/usrbcgam.
Distribution and Service (12b‑1) Fees
Each Fund has adopted a plan under Rule 12b‑1. 12b‑1 fees paid pursuant to the plan compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b‑1 fees are paid from Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Class A shares may pay a 12b‑1 fee of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Up to 0.25% of this fee may be used for shareholder servicing. Under the 12b‑1 Plan, Class A is authorized to pay directly or reimburse the Distributor in connection with the distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for 12b‑1 fees for Class A shares.
Shareholder Servicing Plan
The Trust has adopted an Amended and Restated Shareholder Servicing Plan (the “Servicing Plan”) that allows Class A, Class I and Class IS shares of the Funds, as applicable, to pay service fees to firms that provide shareholder services (“Intermediaries”). Under the Servicing Plan, if an Intermediary provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder servicing fees to the Intermediary at an annual rate not to exceed 0.15% of the average daily value of net assets of the relevant share class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.
Dividends, Distributions and Taxes
Dividends and Distributions.    Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends annually, generally in December. Each Fund will distribute net realized

Shareholder Information

capital gains, if any, at least annually, generally in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Annual Statements.    Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid “Buying a Dividend.”    At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Tax Considerations.    Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
Sale or Redemption of Fund Shares.    You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in a Fund, including an exchange for shares of another RBC Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over one year at the time you sell or exchange them. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. A Fund is required to report to you and the Internal Revenue Service annually on Form 1099‑B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the

Shareholder Information

Funds’ default method of average cost, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax‑advantaged retirement accounts will not be affected.
Medicare Tax.    An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding.    By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding at the applicable rate on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so.
State and Local Taxes.    Fund distributions and gains from the sale or exchange of your Fund shares also may be subject to state, local and foreign taxes.
Non‑U.S. Shareholders.    Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in more detail in the SAI.
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.
Organizational Structure
RBC Funds Trust, formerly known as Tamarack Funds Trust, was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees.

Financial Highlights

This section would ordinarily include Financial Highlights. The Financial Highlights tables are intended to help you understand each Fund’s performance for a Fund’s periods of operations. Because the Funds have not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

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Privacy Policy

RBC Funds
Notice of Privacy Policy & Practices
The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the RBC Funds’ shares.
We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to our affiliates and to third parties who are not affiliated with the RBC Funds. Our affiliates are companies that are related by common ownership or control.

Collection of Customer Information
We collect nonpublic personal information about our customers from the following sources:
•  Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;
•  Account History, including information about the transactions and balances in a customer’s accounts; and
•  Correspondence, written, telephonic or electronic between a customer and the RBC Funds or service providers to the RBC Funds.

Disclosure of Customer Information
We may disclose all of the information described above to our affiliates and to certain third parties who are not affiliated with the RBC Funds under one or more of these circumstances:
•  As Authorized — if you request or authorize the disclosure of the information.
•  As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.
•  Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports
We require service providers to the RBC Funds:
•  To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the RBC Funds;
•  To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;
•  To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S‑P.

Delegation	The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds’ transfer agent and/or any other service provider who may come into possession of such information.
We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

For more information about the Funds, the following documents are available free upon request:
Annual/Semi-Annual Reports (Reports):
The Funds’ Reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.
Statement of Additional Information (SAI):
The Funds’ SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or contacting the Funds at:
RBC Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1‑800‑422‑2766
You may also visit the Funds’ website at www.dfinview.com/usrbcgam for a free copy of the Funds’ Prospectus, SAI or Reports.
Information from the Securities and Exchange Commission:
You can review and obtain copies of Fund documents from the SEC as follows:
On the EDGAR database via the Internet:
www.sec.gov
By electronic request:
publicinfo@sec.gov
(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811‑21475.	RBC GL EQ PRO12/22